Financial risk management	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial risk management
Note 3 - Financial risk management
As a result of its business and the global nature of its operations, Polestar Group is exposed to market risks from changes in foreign currency exchange rates, interest rate risk, credit risk and liquidity risk.
Foreign currency exchange risk
The global nature of Polestar Group’s business exposes the Group's cash flows to risks arising from fluctuations in currency exchange rates. Changes in currency exchange rates have a direct impact on Polestar Group’s Operating income, Finance income, Finance expense, Consolidated Statement of Financial Position and Consolidated Statement of Cash Flows. To mitigate the impact of currency exchange rate fluctuations on business operations, the Group continually assesses its exposure to exchange rate risks.
Transaction exposure risk
Currency transaction risk arises from commercial transactions and settlement of recognized assets and liabilities denominated in a currency that is not the functional currency of the relevant Group entity.
For example, Polestar purchases vehicles in CNY via a SEK denominated legal entity from Volvo Cars' Taizhou plant in China (see Note 27 - Related party transactions for further discussion on contract manufacturing arrangements). Under this contract manufacturing arrangement with Volvo Cars, Polestar's purchasing entity bears the currency transaction risk upon purchasing and recognizing the vehicles in inventories, which are denominated in SEK. As the SEK/CNY exchange rate fluctuates, the amount of SEK required to purchase a vehicle in CNY has a corresponding fluctuation. During the year ended December 31, 2023, the SEK strengthened against the CNY by approximately 7.58%, from 0.66 SEK/CNY on January 1, 2023 to 0.71 SEK/CNY as of December 31, 2023. During the comparative period, the SEK deteriorated against the CNY by approximately 5.7%, from 0.70 SEK/CNY on January 1, 2022 to 0.66 SEK/CNY as of December 31, 2022.
During the year ended December 31, 2023, the Group was primarily exposed to changes in EUR/SEK, GBP/SEK, CNY/SEK, and CNY/USD foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2023 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
		(Restated)
EUR/SEK exchange rate - increase/decrease 10%	+/-	38,460
GBP/SEK exchange rate - increase/decrease 10%	+/-	10,838
CNY/SEK exchange rate - increase/decrease 10%	+/-	9,184
CNY/USD exchange rate - increase/decrease 10%	+/-	7,028
During the year ended December 31, 2022, the Group was primarily exposed to changes in CNY/SEK, EUR/SEK, USD/SEK and GBP/SEK foreign exchange rates. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2022 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
		(Restated)
CNY/SEK exchange rate - increase/decrease 10%	+/-	60,110
EUR/SEK exchange rate - increase/decrease 10%	+/-	44,850
USD/SEK exchange rate - increase/decrease 10%	+/-	35,445
GBP/SEK exchange rate - increase/decrease 10%	+/-	8,948
During the year ended December 31, 2021, the Group was primarily exposed to changes in the CNY/SEK, USD/SEK, EUR/SEK, and CNY/USD foreign exchange rate. The following table illustrates the estimated impact of a 10% change in these foreign exchange rates as of December 31, 2021 for net asset balances which could be impacted by movements in foreign exchange rates:

	Impact on loss before income taxes
		(Restated)
CNY/SEK exchange rate - increase/decrease 10%	+/-	60,066
USD/SEK exchange rate - increase/decrease 10%	+/-	22,747
EUR/SEK exchange rate - increase/decrease 10%	+/-	7,638
CNY/USD exchange rate - increase/decrease 10%	+/-	3,907
The Group’s overall transaction currency exposure is reduced by natural hedging, which consists of the currency exposures of the business operations of different entities partially offsetting each other at the Group level. These natural hedges eliminate the need for hedging to the extent of the matched exposures.
Translation exposure risk
Currency translation risk arises from the consolidation of subsidiaries with a functional currency other than USD (i.e., the functional currency of the Parent). Translation risk arises from the conversion of balances denominated in foreign currencies to the functional currency using monthly closing exchange rates. Such currency effects (i.e., foreign currency gains and losses) are recorded in the Consolidated Statement of Loss and Comprehensive Loss. The Group is primarily exposed to currency translation risk from subsidiaries with functional currencies in the Swedish Krona (“SEK”), the Euro (“EUR”) the Chinese yuan (“CNY”), and the Great British Pound ("GBP").
Other risk
The Group is exposed to market volatility risk through the financial liabilities for the Class C Shares and Earn-out rights. These instruments are carried at fair value with subsequent changes in fair value recognized in the Consolidated Statement of Loss and Comprehensive Loss at each reporting date. The Class C-1 Shares are publicly traded on the Nasdaq. The Class C-2 Shares and Earn-out rights are not publicly traded and require Level 2 and Level 3 fair value measurements, respectively. Refer to Note 1 - Overview and basis of preparation and Note 18 - Reverse recapitalization for further details on the Class C Shares, Earn-out rights, and related valuation methodologies. The following table illustrates the estimated impact of a 10% change in market volatility:

	Impact on loss before income taxes
	2023		2022
Earn-out liability - increase 10%	+	32,137	+	60,531
Earn-out liability - decrease 10%	-	(43,341)	-	(55,828)

	Impact on loss before income taxes
	Fair value change - Class C-1 Shares			Fair value change - Class C-2 Shares
		2023	2022		2023	2022
		(Restated)			(Restated)
Class C Shares liability - increase of 10%	+	820	800	+	180	450
Class C Shares liability - decrease of 10%	-	(820)	(960)	-	(180)	(540)
Interest rate risk
The Polestar Group’s main interest rate risk arises from short-term Liabilities to credit institutions and long-term related party loans with variable rates, which exposes the Group to cash flow interest rate risk. As of December 31, 2023 and 2022, the nominal amount of Liabilities to credit institutions with floating interest rates are $1,926,665 and $994,102, respectively. The nominal amount of loans with floating interest rates within the other non-current interest-bearing liabilities - related parties caption is $1,250,000 as of December 31, 2023. The non-current interest-bearing liabilities - related parties loan had not been drawn on during the year ended December 31, 2022. Management closely monitors the effects of changes in the interest rates on the Group’s interest rate risk exposures, but the Group currently does not take any measures to hedge interest rate risks. Interest rate risk associated with these loans is limited given their short-term duration.
The table below shows the estimated effect on profit or loss and equity of a parallel shift of the interest rate curves up or down by one percent on loans without fixed interest rates. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. The calculation considers the effect of financial instruments with variable interest rates, financial instruments at fair value through profit or loss or available for sale with fixed interest rates, and the fixed rate element of interest rate caps. The analysis is performed on the same basis for 2023 and 2022.

	Impact on loss before income taxes
	2023		2022
	(Restated)
Interest rates - increase/decrease by 1%	+/-	15,909	+/-	5,219
Credit risk
The Polestar Group is exposed to counterparty credit risks if contractual partners, fleet customers for example, are unable or only partially able to meet their contractual obligations. Polestar Group’s credit risk can be divided into financial credit risk and operational credit risk. Credit risk encompasses both the direct risk of default and the risk of a deterioration of creditworthiness, as well as concentration risks. The Group defines default as the inability to collect receivables once all reasonable means of collection have been unsuccessful and the expectation of recovering contractual cash flows on the receivables is not probable.
Financial credit risk
Financial credit risk on financial transactions is the risk that Polestar Group will incur losses as a result of non-payment by counterparties related to the Group’s bank accounts, bank deposits, derivative transactions, and other liquid assets. In order to minimize financial credit risk, Polestar Group has adopted a policy of dealing with only well-established international banks or other major participants in the financial markets as counterparties. Further, Polestar Group also considers the credit risk assessment of its counterparties by the capital markets and places priority on institutions with high creditworthiness and balanced risk diversification. The credit rating of financial counterparties used during the years ended December 31, 2023 and 2022 were in the range of BBB to A+.
Assets that potentially subject the Group to concentrations of credit risk primarily consist of Cash and cash equivalents, marketable securities, restricted cash, and Trade receivables. Cash and cash equivalents, restricted cash and marketable securities are all invested in major financial institutions with high credit ratings. Generally, these assets may be redeemed upon demand and, therefore, bear low risk. Risks associated with the Group’s trade receivables are further specified below.
Operational credit risk
Operational credit risk arises from trade receivables. It refers to the risk that a counterparty will default on its contractual obligations which would, in turn, result in financial loss to the Group. Trade receivables at Polestar Group mostly consist of receivables resulting from the global sales of vehicles and technology. The credit risk from Trade receivables encompasses the default risk of customers. Management evaluates for concentrations of credit risk at the customer level based on the outstanding Trade receivables balance of each respective customer account. As of December 31, 2023, two unrelated parties accounted for $23,635 (12.68%), and $19,205 (10.30%) of the Group's total Trade receivables (i.e., Trade receivables plus Trade receivables - related parties). As of December 31, 2022, an unrelated party accounted for $26,649 (13.10%) of the Group’s total Trade receivables. Historically, the Group has not incurred any losses from these customers and does not have any contractual right to off-set its payables and receivables.
Polestar has five categories of customers when considering sales of vehicles: (1) end customers who pay up-front for vehicles, (2) fleet customers, (3) dealers, (4) importers, and (5) financial service providers. All credit risk related to sales to end customers who pay up-front for vehicles is eliminated due to the nature of the payment. To reduce risk related to fleet customers, credit risk reviews are performed prior to entering into related sales agreements. Depending on the creditworthiness of its customers, Polestar Group may establish credit limits to reduce credit risks. For sales to dealers and importers, title to Polestar vehicles remains with Polestar until the invoice is paid in full, which is generally on the invoice date or the day after (i.e., payment is received before the vehicle ships and credit risk is thereby mitigated). Polestar sells vehicles to financial service providers, who then form separate contractual relationships with end customers. To reduce the risk related to such financial service providers, Polestar Group has selected a few credible financing providers in each market. Credit risk reviews, establishment of credit limits, and selection of credible financial service providers must be strictly followed and monitored, globally. The maximum amount of credit risk exposure is the carrying amount of Trade receivables. See Note 17 - Financial instruments for further details.
Liquidity risk
Liquidity risk is the risk that Polestar Group is unable to meet ongoing financial obligations on time. The Group faces liquidity risk from its loans from financial institutions as they are short-term in nature, typically with a credit term of one year or less. Trade payables with related parties represent working capital arrangements under which the liquidity needs of the Group are highly dependent on the continued flexible payment terms offered to the Group by its related parties. These flexible payment terms are not a contractual right and may be called upon in the future. Refer to Note 27 - Related party transactions for additional information on these arrangements. Polestar Group needs to have adequate cash and highly liquid assets on hand to ensure the Group can meet its short-term financing obligations and other working capital needs. Polestar manages its liquidity by holding adequate volumes of liquid assets such as Cash and cash equivalents and Accounts receivable, by maintaining credit facilities in addition to the cash inflows generated by its business operations and through capital contributions from private equity investors.
As of December 31, 2023 and 2022, the Group held Cash and cash equivalents of $768,264 and $973,877, respectively, that were available for managing liquidity risk. The Group entered into short-term financing arrangements with credit institutions and other financial service providers to enhance short term liquidity and financing needs. Refer to Note 25 - Liabilities to credit institutions for further details on short-term borrowings. The Group’s short-term and mid-term liquidity management takes into account the maturities of financial assets and financial liabilities and estimates of cash flows from business operations.
Management has established an appropriate liquidity risk management framework for management of the Group’s short, medium and long-term funding and liquidity management requirements and the Group prepares long-term planning in order to mitigate funding and re-financing risks. Depending on liquidity needs, Polestar Group will enter into financing and debt agreements and/or lending agreements. All draws on loans are evaluated against future liquidity needs and investment plans.
Capital management
Safeguarding the Group’s ability to continue as a going concern, driving growth to provide future returns for shareholders, and maintaining an optimal capital structure to reduce the cost of capital are Polestar Group’s primary objectives when managing capital and implementing related capital management strategies. As a Company which is quickly scaling, Polestar's treasury department regularly evaluates the cash needs of the Company and enters into debt arrangements with banks in Europe and China. To maintain or adjust the capital structure, the Group may issue new shares, sell assets to reduce debt, or enter into short term debt and financing arrangements to increase cash on hand, with an ultimate goal of striking a balance between capital generated through debt versus equity. Polestar's capital is summarized as follows:

	For the year ended December 31,
	2023	2022
	(Restated)	(Restated)
Share capital and Other contributed capital	3,636,355	3,605,397
Liabilities to credit institutions	2,026,665	1,327,102
Other non-current interest-bearing liabilities - related parties	1,413,257	43,643
Interest-bearing current liabilities - related parties	73,814	27,061
Total capital	$7,150,091	$5,003,203
As of December 31, 2023, Polestar's main sources of debt are working capital loans which are entered into with credit institutions and long-term related party loans. These obligations are reflected within Liabilities to credit institutions and other non-current and current interest-bearing liabilities - related parties on the Consolidated Statement of Financial Position, respectively, with a weighted average cost of capital of 6.41% and 10.39%, respectively.